[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 Fifth Avenue NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Certificates of Deposit (16.5%)
International Banks (16.5%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.36%, 3/29/10	$105,000	$105,001
Barclays Bank plc,
0.75%, 2/11/10	205,000	205,000
Calyon North American, Inc.,
0.22%, 3/3/10	225,000	225,000
Intesa Sanpaolo S.p.A.,
0.18%, 3/2/10	70,000	70,000
Lloyds TSB Bank plc,
0.45%, 5/24/10	50,000	50,000
Svenska Handelsbanken AB,
0.26%, 3/8/10	42,000	42,000
Total Certificates of Deposit (Cost $697,001)		697,001
Commercial Paper (37.7%)(e)
Asset Backed — Consumer Loans (1.0%)
Windmill Funding Corp,
0.13%, 2/1/10(a)	40,000	40,000
Asset Backed — Corporate (3.3%)
Atlantis One Funding,
0.13%, 2/1/10(a)	140,000	140,000
International Banks (33.4%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.35%, 6/8/10	20,000	19,975
Bank of Nova Scotia,
0.34%, 2/26/10	100,000	99,977
CBA Delaware Finance, Inc.,
0.24%, 3/29/10	85,000	84,968
Deutsche Bank Securities, Inc.,
0.11%, 2/1/10	78,373	78,373
Fortis Funding LLC,
0.22%, 2/12/10(a)	100,000	99,993
Intesa Funding LLC,
0.25%, 3/5/10 - 3/29/10	155,000	154,953
Lloyds TSB Bank plc,
0.54%, 4/22/10	25,000	24,971
0.55%, 4/15/10	164,000	163,817
NRW.Bank,
0.26%, 3/5/10	220,000	219,950
Rabobank USA Financial Corp.,
0.24%, 3/29/10	75,000	74,972
RBS Holdings USA, Inc.,
0.26%, 4/21/10(a)	70,000	69,960
Societe Generale N.A., Inc.,
0.26%, 3/16/10	140,000	139,957
Westpac Banking Corp.,
0.28%, 3/8/10(a)	175,000	175,000
		1,406,866
Total Commercial Paper (Cost $1,586,866)		1,586,866
Floating Rate Notes (10.7%)
International Banks (5.7%)
Rabobank Nederland NV,
0.26%, 6/4/10	150,000	150,000
Societe Generale N.A., Inc.,
0.38%, 5/5/11	91,000	91,000
		241,000
U.S. Agency Securities (5.0%)
Federal Home Loan Bank,
0.08%, 11/8/10	189,000	188,938
0.09%, 11/18/10	20,000	19,994
		208,932
Total Floating Rate Notes (Cost $449,932)		449,932
Time Deposit (5.0%)
International Banks (5.0%)
Nordea Bank,
0.13%, 2/1/10
(Cost $210,000)	210,000	210,000
Repurchase Agreements (30.1%)
Bank of America Securities LLC, 0.30%, dated 1/29/10, due 2/1/10, repurchase price $125,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: GS Caltex Corp., 5.50%, due 4/24/17; Tate & Lyle International Finance plc., 5.00%, due 1/15/14; Xstrata Canada Corp., 6.00%, due 10/15/15; Xstrata Finance Canada Ltd., 5.80%, due 11/15/16, valued at $131,250.	125,000	125,000

Barclays Capital, Inc., 0.53%, dated 1/29/10, due 2/1/10, repurchase price $15,001; fully collateralized by corporate bonds and preferred stocks at the date of this Portfolio of Investments as follows: Amgen, Inc., 0.13%, due 2/1/11; Bunge Ltd., 4.88%, due 12/31/49; Chesapeake Energy Corp., 2.25%, due 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; Danaher Corp., Zero Coupon, due 1/22/21; DR Horton, Inc., 2.00%, due 5/15/14; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Medtronic, Inc., 1.50%, due 4/15/11; Omnicom Group, Inc., Zero Coupon, due 7/1/38; SLM Corp., 7.25%, 12/15/10; Ventas, Inc., 3.88%, due 11/15/11; Vornado Realty LP, 3.88%, due 4/15/25, valued at $16,800.

	15,000	15,000
BNP Paribas Securities Corp., 0.28%, dated 1/29/10, due 2/1/10, repurchase price $30,001; fully collateralized by a corporate bond at the date of this Portfolio of Investments as follows: Korea Development Bank, 0.55%, due 11/22/12, valued at $31,500.	30,000	30,000
BNP Paribas Securities Corp., 0.43%, dated 1/29/10, due 2/1/10, repurchase price $75,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Motorola, Inc., 8.00%, due 11/1/11; Ryland Group, Inc., 6.88%, due 6/15/13; Teck Resources Ltd., 10.75%, due 5/15/19; Toll Brothers Finance Corp., 8.91%, due 10/15/17, valued at $78,750.	75,000	75,000

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Citigroup Global Market, Inc., 0.61%, dated 1/29/10, due 2/1/10, repurchase price $185,009; fully collateralized by common stocks and a corporate bond at the date of this Portfolio of Investments as follows: Adobe Systems, Inc.; CA, Inc.; Cardinal Health, Inc.; Carnival Corp.; Coca-Cola Co. (The); Cooper Industries plc.; CVS Caremark Corp.; Delta Air Lines, Inc.; Essex Property Trust, Inc.; Frontier Oil Corp.; Goodyear Tire & Rubber Co. (The); Honeywell International, Inc.; Intuitive Surgical, Inc.; ITT Educational Services, Inc.; Kimberly-Clark Corp.; Liberty Media Corp. - Starz; Mead Johnson Nutrition Co.; Noble Corp.; Nucor Corp.; PACCAR, Inc.; Pall Corp.; PG&E Corp.; PPL Corp.; Range Resources Corp.; Research In Motion Ltd.; Seagate Technology; Southwestern Energy Co.; Transatlantic Holdings, Inc.; United States Steel Corp., 4.00%, due 5/15/14; United Technologies Corp.; UnitedHealth Group, Inc.; Varian Semiconductor Equipment Associates, Inc.; Wal-Mart Stores, Inc.; Wells Fargo & Co.; Western Union Co. (The); Zions Bancorporation, valued at $194,790.

	$185,000	$185,000

Credit Suisse Securities USA LLC, 0.28%, dated 1/29/10, due 2/1/10, repurchase price $125,003; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: A. Schulman, Inc.; American Eagle Outfitters, Inc.; Axis Capital Holdings Ltd.; Bio-Rad Laboratories, Inc., Class B; Canadian Pacific Railway Ltd.; CEC Entertainment, Inc.; Collective Brands, Inc.; Comcast Corp.; Constellation Brands, Inc., Class B; Corrections Corp. of America; ECB Bancorp, Inc.; Encore Acquisition Co.; Endo Pharmaceuticals Holdings, Inc.; Financial Federal Corp.; Forest City Enterprises, Inc., Class B; Getty Realty Corp. REIT; Given Imaging Ltd.; Great Plains Energy, Inc.; Green Mountain Coffee Roasters, Inc.; Hanger Orthopedic Group, Inc.; Haverty Furniture Cos., Inc., Class A; Health Net, Inc.; Ingram Micro, Inc.; Ivanhoe Mines Ltd.; M&F Worldwide Corp.; Mednax, Inc.; Odyssey HealthCare, Inc.; Oil States International, Inc.; Owens & Minor, Inc.; Oxford Industries, Inc.; Pan American Silver Corp.; Papa John’s International, Inc.; Par Pharmaceutical Cos., Inc.; Parexel International Corp.; PepsiAmericas, Inc.; Perrigo Co.; Pharmaceutical Product Development, Inc.; Phillips-Van Heusen Corp.; Plexus Corp.; PNM Resources, Inc.; Powell Industries, Inc.; Pride International, Inc.; Progress Software Corp.; PS Business Parks, Inc., REIT; Quaker Chemical Corp.; Ralcorp Holdings, Inc.; Regency Centers Corp. REIT; Reinsurance Group of America, Inc.; Reliance Steel & Aluminum Co.; RenaissanceRe Holdings Ltd.; Revlon, Inc., Class A; RightNow Technologies, Inc.; Rollins, Inc.; RPM International, Inc.; Saul Centers, Inc., REIT; Schnitzer Steel Industries, Inc.; Scotts Miracle-Gro Co. (The), Class A; SEACOR Holdings, Inc.; SEI Investments Co.; Shaw Group, Inc. (The); Skywest, Inc.; Terra Industries, Inc.; United Therapeutics Corp.; UTi Worldwide, Inc.; Varian, Inc.; Weight Watchers International, Inc., valued at $131,263.

	125,000	125,000

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Deutsche Bank Securities, Inc., 0.30%, dated 1/29/10, due 2/1/10, repurchase price $60,002; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Alliance Holdings GP LP; Alliance Resource Partners LP; Altisource Portfolio Solutions S.A.; Amtech Systems Inc.; Bel Fuse, Inc., Class A; BOK Financial Corp.; BreitBurn Energy Partners LP; Calumet Specialty Products Partners LP; Capitol Federal Financial; Ceva, Inc.; Commerce Bancshares, Inc.; Copano Energy LLC; CPEX Pharmaceuticals, Inc.; Cree, Inc.; Cyberonics, Inc.; Discovery Communications, Inc., Class C; Dollar Tree, Inc.; Dorchester Minerals LP; Double-Take Software, Inc.; DreamWorks Animation SKG, Inc., Class A; EchoStar Corp. Class A; Eurand NV; Exterran Partners LP; Federal Mogul Corp.; First Citizens BancShares, Inc., Class A; First Niagara Financial Group, Inc.; FirstService Corp.; Fundtech Ltd.; Given Imaging Ltd.; Hansen Natural Corp.; Hawk Corp.; Hollysys Automation Technologies Ltd.; ICT Group, Inc.; International Speedway Corp. Class A; Itron, Inc.; Ituran Location and Control Ltd.; John B. Sanfilippo & Son, Inc.; KMG Chemicals, Inc.; K-Tron International, Inc.; Landstar System, Inc.; Learning Tree International, Inc.; Liberty Media Corp. - Capital, Class A; Lincoln Electric Holdings, Inc.; Marlin Business Services Corp.; Martin Midstream Partners LP; Mellanox Technologies Ltd.; Nathan’s Famous, Inc.; Pan American Silver Corp.; Perrigo Co.; Pharmaceutical Product Development, Inc.; Regency Energy Partners LP; Retalix Ltd.; Rick’s Cabaret International, Inc.; Rimage Corp.; Rovi Corp.; Royal Gold, Inc.; Seahawk Drilling, Inc.; SEI Investments Co.; Sierra Wireless, Inc.; Steel Dynamics, Inc.; Stonemor Partners LP; SXC Health Solutions Corp.; Syneron Medical Ltd.; Synopsys, Inc.; Targacept, Inc.; TC Pipelines LP; Tech Data Corp.; Telvent GIT S.A.; Tesco Corp.; TFS Financial Corp.; Trimble Navigation Ltd.; U.S. Physical Therapy, Inc.; UTi Worldwide, Inc.; Versant Corp.; Washington Federal, Inc.; Westport Innovations, Inc.; valued at $63,000.

	$60,000	$60,000
Deutsche Bank Securities, Inc., 0.33%, dated 1/29/10, due 2/1/10, repurchase price $25,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: General Electric Capital Corp., 2.25%, due 3/12/12; Textron, Inc., 6.50%, due 6/1/12, valued at $26,250.	25,000	25,000

Deutsche Bank Securities, Inc., 0.53%, dated 1/29/10, due 2/1/10, repurchase price $40,002; fully collateralized by corporate bonds and preferred stocks at the date of this Portfolio of Investments as follows: Apogent Technologies, Inc., Zero Coupon, due 12/15/33; Beckman Coulter, Inc., 2.50%, due 12/15/36; Bunge Ltd., 4.88%, due 12/31/49; DR Horton, Inc., 2.00%, due 5/15/14; GATX Corp., 5.00%, due 8/15/23; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Jefferies Group, Inc., 3.88%, due 11/1/29; Medtronic, Inc., 1.63%, due 4/15/13; PHH Corp., 4.00%, due 9/1/14; Reckson Operating Partnership LP, 4.00%, due 6/15/25; Schlumberger Ltd., 2.13%, due 6/1/23; SLM Corp., 7.25%, due 12/15/10; United States Steel Corp., 4.00%, due 5/15/14, valued at $44,800.

	40,000	40,000
Goldman Sachs & Co., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $303,823; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 5.50% to 6.50%, due 12/1/32 to 7/1/39; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 6.00%, due 10/1/19 to 10/1/38, valued at $312,935.	303,820	303,820
RBC Capital Market Corp., 0.28%, dated 1/29/10, due 2/1/10, repurchase price $30,001; fully collateralized by a commerical paper at the date of this Portfolio of Investments as follows: Falcon Asset Securities Co. LLC, due 2/16/10; Ticonderoga Funding LLC, due 2/9/10, valued at $31,500.	30,000	30,000
RBC Capital Market Corp., 0.30%, dated 1/29/10, due 2/1/10, repurchase price $50,001; fully collateralized by a corporate bonds at the date of this Portfolio of Investments as follows: Cisco Systems, Inc., 2.90%, due 11/17/14; Province of Ontario Canada, 4.10%, due 6/16/14; Statoil ASA, 2.90%, due 10/15/14, valued at $52,500.	50,000	50,000

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

RBC Capital Market Corp., 0.33%, dated 1/29/10, due 2/1/10, repurchase price $15,000; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Altria Group, Inc., 9.95% to 10.20%, due 11/10/38 to 2/6/39; Burlington Northern Santa Fe Corp., 6.53%, due 7/15/37; ConAgra Foods, Inc., 7.13%, due 10/1/26; Continental Airlines, Inc., 7.23%, due 3/15/20; Farmers Insurance Exchange, 8.63%, due 5/1/24; Kraft Foods, Inc., 7.00%, due 8/11/37; United Mexican States, 6.75% to 8.30%, due 8/15/31 to 9/27/34; Time Warner Entertainment Co. LP, 8.38%, due 3/15/23 to 7/15/33; Vale Overseas Ltd., 8.25%, due 1/17/34; Xerox Corp., 6.75%, due 12/15/39, valued at $15,752.

	$15,000	$15,000
RBC Capital Market Corp., 0.38%, dated 1/29/10, due 2/1/10, repurchase price $40,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Boston Scientific Corp., 4.50%, due 1/15/15; Masco Corp., 5.88%, due 7/15/12; Motorola, Inc., 6.63%, due 11/15/37; Owens Corning, 6.50%, due at 12/1/16 valued at $42,000.	40,000	40,000
Societe Generale N.A., Inc., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $150,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages, 3.01% to 4.85%, due 6/1/36 to 7/1/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.00% to 6.00% due 4/1/19 to 11/1/48, valued at $154,501.	150,000	150,000
Total Repurchase Agreements (Cost $1,268,820)		1,268,820
Total Investments (100.0%) (Cost $4,212,619)		4,212,619
Other Assets in Excess of Liabilities (0.0%)		396
Net Assets (100%)		$4,213,015

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  The rates shown are the effective yields at the date of purchase.

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other significant	unobservable
	prices	observable inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
International Banks	$—	$697,001	$—	$697,001
Commercial Paper
Asset Backed — Consumer Loans	—	40,000	—	40,000
Asset Backed — Corporate	—	140,000	—	140,000
International Banks	—	1,406,866	—	1,406,866
Total Commercial Paper	—	1,586,866	—	1,586,866
Floating Rate Notes
International Banks	—	241,000	—	241,000
U.S. Agency Securities	—	208,932	—	208,932
Total Floating Rate Notes	—	449,932	—	449,932
Time Deposits
International Banks	—	210,000	—	210,000
Repurchase Agreements	—	1,268,820	—	1,268,820
Total Assets	—	4,212,619	—	4,212,619
Total	$—	$4,212,619	$—	$4,212,619

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Certificates of Deposit (14.3%)
Banking (1.7%)
State Street Bank & Trust,
0.16%, 2/16/10	$250,000	$250,000
International Banks (12.6%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.36%, 3/29/10	220,000	220,002
Barclays Bank plc,
0.75%, 2/11/10	505,000	505,000
Calyon North American, Inc.,
0.22%, 3/3/10	650,000	650,000
Intesa Sanpaolo S.p.A.,
0.18%, 3/2/10	210,000	210,000
Lloyds TSB Bank plc,
0.45%, 5/214/10	125,000	125,000
Svenska Handelsbanken AB,
0.26%, 3/8/10	103,000	103,000
		1,813,002
Total Certificates of Deposit (Cost $2,063,002)		2,063,002
Commercial Paper (32.9%)(e)
Asset Backed — Consumer Diversified (0.3%)
Park Avenue Receivables Corp.,
0.12%, 2/1/10(a)	40,873	40,873
Asset Backed — Consumer Loans (0.1%)
Jupiter Securitization Co., LLC,
0.12%, 2/1/10(a)	15,001	15,001
Asset Backed — Corporate (2.9%)
Atlantis One Funding,
0.13%, 2/1/10(a)	418,747	418,747
International Banks (29.6%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.35%, 6/8/10	219,700	219,429
Bank of Nova Scotia,
0.34%, 2/26/10	200,000	199,954
CBA Delaware Finance, Inc.,
0.24%, 3/29/10	240,000	239,910
Deutsche Bank Securities, Inc.,
0.11%, 2/1/10	200,000	200,000
Fortis Funding LLC,
0.22%, 2/12/10(a)	340,000	339,977
Intesa Funding LLC,
0.25%, 3/5/10 - 3/29/10	427,000	426,871
Lloyds TSB Bank plc,
0.54%, 4/22/10	75,000	74,911
0.55%, 4/15/10	429,030	428,551
NRW.Bank,
0.26%, 3/5/10	225,000	224,949
Rabobank USA Financial Corp.,
0.24%, 3/29/10	525,000	524,804
RBS Holdings USA, Inc.,
0.26%, 4/21/10(a)	230,000	229,869
Societe Generale N.A., Inc.,
0.15%, 2/3/10	180,000	179,998
0.26%, 3/16/10	493,000	492,847
Westpac Banking Corp.,
0.25%, 4/15/10(a)	500,000	500,000
		4,282,070
Total Commercial Paper (Cost $4,756,691)		4,756,691
Floating Rate Notes (1.3%)
U.S. Agency Securities (1.3%)
Federal Home Loan Bank,
0.08%, 2/8/10	168,000	167,945
0.09%, 2/18/10	20,000	19,995
Total Floating Rate Notes (Cost $187,940)		187,940
Time Deposits (6.5%)
Banking (6.5%)
Bank of America Corp.,
0.10%, 2/1/10	295,000	295,000
Branch Bank & Trust Co.,
0.09%, 2/1/10	450,000	450,000
JPMorgan Chase & Co.,
0.06%, 2/1/10	200,000	200,000
Total Time Deposits (Cost $945,000)		945,000
Repurchase Agreements (45.0%)

Banc of America Securities LLC, 0.30%, dated 1/29/10, due 2/1/10, repurchase price $375,009; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Alcoa, Inc., 5.38% to 6.00%, due 1/15/12 to 2/1/37; AmerisourceBergen Corp., 5.88%, due 9/15/15; Arizona Public Service Co., 5.80%, due 6/30/14; Bunge Ltd. Finance Corp., 5.10%, due 7/15/15; CNA Financial Corp., 6.95%, due 1/15/18; Cytec Industries, Inc., 6.00%, due 10/1/15; International Paper Co., 5.25% to 5.30%, due 4/1/15 to 4/1/16; Omnicom Group, Inc., 5.90%, due 4/15/16; ONEOK Partners LP, 6.15%, due 10/1/16; Plains All American Pipeline LP/PAA Finance Corp., 5.88%, due 8/15/16; Promise Co. Ltd., 5.95%, due 6/13/12; Ryder System, Inc., 5.85%, due 11/1/16; Southwest Airlines Co., 5.75%, due 12/15/16; Spectra Energy Capital LLC, 5.50% to 6.25%, due 2/15/13 to 3/1/14; Vale Inco Ltd., 5.70%, due 10/15/15; XL Capital Finance Europe plc, 6.50%, due 1/15/12; XL Capital Ltd., 5.25%, due 9/15/14, valued at $393,750.

	375,000	375,000
Barclays Capital, Inc., 0.11%, dated 1/29/10, due 2/1/10, repurchase price $180,002; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 2.17%, due 5/7/12, valued at $183,601.	180,000	180,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Barclays Capital, Inc., 0.53%, dated 1/29/10, due 2/1/10, repurchase price $155,007; fully collateralized by common stocks, corporate bonds and preferred stocks at the date of this Portfolio of Investments as follows: ACE Ltd.; Allergan, Inc., 1.50%, due 4/1/26; Amgen, Inc., 0.13%, due 2/1/11; Apogent Technologies, Inc., Zero Coupon, due 12/15/33; Beckman Coulter, Inc., 2.50%, due 12/15/36; Best Buy Co., Inc., 2.25%, due 1/15/22; Bunge Ltd.; Chesapeake Energy Corp., 2.25% to 2.75%, due 11/15/35 to 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; Danaher Corp., Zero Coupon, due 1/22/21; DR Horton, Inc., 2.00%, due 5/15/14; Health Care REIT, Inc., 4.75%, due 12/1/26 to 7/15/27; Host Hotels & Resorts LP, 3.25%, due 4/15/24; International Game Technology, 3.25%, due 5/1/14; Jefferies Group, Inc., 3.88%, due 11/1/29; JPMorgan Chase & Co.; Medtronic, Inc., 1.50%, due 4/15/11; Omnicom Group, Inc., Zero Coupon, due 7/1/38; Reckson Operating Partnership LP, 4.00%, due 6/15/25; Schlumberger Ltd., 2.13%, due 6/1/23; SLM Corp., 7.25%, due 12/15/10; Tech Data Corp., 2.75%, due 12/15/26; U.S. Bancorp, Zero Coupon, due 9/20/36; Ventas, Inc., 3.88%, due 11/15/11; Vornado Realty LP, 3.88%, due 4/15/25; Warner Chilcott plc; Wyndham Worldwide Corp., 3.50%, due 5/1/12, valued at $172,860.

	$155,000	$155,000
BNP Paribas Securities Corp., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $715,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 6.00%, due 2/1/34 to 1/1/40; Federal National Mortgage Association, Fixed Rate Mortgages, 5.50% to 6.00%, due 4/1/36 to 9/1/39, valued at $736,450.	715,000	715,000
BNP Paribas Securities Corp., 0.28%, dated 1/29/10, due 2/1/10, repurchase price $90,002; fully collateralized by corporate bonds and a sovereign note at the date of this Portfolio of Investments as follows: Countrywide Home Loans, Inc., 4.00%, due 3/22/11; Deutsche Telekom International Finance BV, 8.50%, due 6/15/10; Republic of Korea, 4.88%, due 9/22/14; Sara Lee Corp., 6.25%, due 9/15/11, valued at $94,500.	90,000	90,000

BNP Paribas Securities Corp., 0.43%, dated 1/29/10, due 2/1/10, repurchase price $225,008; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Developers Diversified Realty Corp., 9.63%, due 3/15/16; DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, due 10/1/14; DR Horton, Inc., 5.88% to 6.88%, due 5/1/13 to 4/15/16; Host Hotels & Resorts LP, 7.13%, due 11/1/13; Mohawk Industries, Inc., 6.88% to 7.20%, due 4/15/12 to 1/15/16; Motorola, Inc., 6.50% to 6.63%, due 9/1/25 to 11/15/37; Ryland Group, Inc., 6.88%, due 6/15/13; Starwood Hotels & Resorts Worldwide, Inc., 6.25% to 7.88%, due 2/15/13 to 10/15/14; Teck Resources Ltd., 9.75% to 10.25%, due 5/15/14 to 5/15/16; Tennessee Gas Pipeline Co., 7.50%, due 4/1/17; Westvaco Corp., 8.20%, due 1/15/30, valued at $236,250.

	225,000	225,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Citigroup, Inc., 0.61%, dated 1/29/10, due 2/1/10, repurchase price $565,028; fully collateralized by common stocks and corporate bonds at the date of this Portfolio of Investments as follows: Accenture plc, Class A; AES Corp. (The); AGL Resources, Inc; Alliance Holdings GP LP; Altisource Portfolio Solutions S.A.; Amdocs Ltd.; American Electric Power; American Physicians Service Group, Inc.; AMERISAFE, Inc.; AmerisourceBergen Corp.; Amgen, Inc., Zero Coupon to 0.38%, due 2/1/11 to 3/1/32; Appollo Group, Inc.; Argon St., Inc.; Arlington Asset Investment Corp.; Ashland, Inc.; Associates Estates Realty Corp.; Assurant, Inc.; Autodesk, Inc.; Autozone, Inc.; AVX Corp.; Axis Capital Holdings Ltd.; Bank of Hawaii Corp.; Baxter International, Inc.; Bemis Co., Inc.; Best Buy Co., Inc., 2.25%, due 1/15/22; BJ’s Wholesale Club, Inc.; BRE Properties, Inc., 4.13%, due 8/15/26; Broadcom Corp., Class A; Bunge Ltd.; Calumet Specialty Products Partners LP; Carnival Corp., 2.00%, due 4/15/21; CenterPoint Energy, Inc.; CF Industries Holdings, Inc.; CH Robinson Worldwide, Inc.; Chesapeake Energy Corp., 2.50%, due 5/15/37; China Agritech, Inc.; Citigroup Funding, Inc., 1.00% to 1.08%, due 7/20/12 to 8/31/12; Clear Channel Outdoor Holdings, Inc., Class A; CMS Energy Corp., 2.88% to 5.50%, due 12/1/24 to 6/15/29; CAN Financial Corp.; Coach, Inc.; Coca- Cola Enterprises, Inc.; Cognizant Technology Solutions Corp., Class A; Commerce Bancshares, Inc.; Consol Energy, Inc.; Corning, Inc.; Corrections Corp. of America; CTC Media, Inc.; Culp, Inc.; D&B Corp.; Danaher Corp., Zero Coupon, due 1/22/21; Deere & Co.; DineEquity, Inc.; Dollar Tree, Inc.; Dorchester Minerals LP; DR Horton, Inc., 2.00%, due 5/15/14; Dril-Quip, Inc.; DuPont Fabros Technology, Inc.; Eastman Chemical Co.; EchoStar Corp., Class A; El Paso Corp.; Energen Corp.; Everest Re Group Ltd.; Fastenal Co.; Federal Realty Investment Trust; First Citizens BancShares, Inc., Class A; FirstEnergy Corp.; Flowserve Corp.; Fluor Corp., 1.50%, due 2/15/24; FMC Corp.; GATX Corp., 5.00%, due 8/15/23; Genworth Financial, Inc.; Goldcorp, Inc.; Greenhill & Co., Inc.; Hansen Natural Corp.; Harris Corp.; Harsco Corp.; Hartford Financial Services Group, Inc.; Hasbro, Inc., 2.75%, due 12/1/21; Health Care REIT, Inc., 4.75%, due 12/1/26 to 7/15/27; Hewitt Associates, Inc., Class A; Hillenbrand, Inc.; Hooker Furniture Corp.; Hospira, Inc.; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Hubbell, Inc., Class B; Humana, Inc.; Intersil Corp., Class A; ITT Corp.; Jefferies Group, Inc., 3.88%, due 11/1/29; Jones Apparel Group, Inc.; Kellogg Co.; L-3 Communications, Inc., 3.00%, due 8/1/35; Lacrosse Footwear, Inc.; LS Starrett Co., Class A; M/I Homes, Inc.; Manitowoc Co., Inc. (The); Marvell Technology Group Ltd.; Masco Corp., Zero Coupon, due 7/20/31; McAfee, Inc.; McDermott International, Inc.; McKesson Corp.; Mednax, Inc.; Medtronic, Inc., 1.25% to 1.63%, due 4/15/11 to 9/15/21; National Oilwell Varco, Inc.; National Retail Properties, Inc., 3.95% to 5.13%, due 9/15/26 to 6/15/28; NCR Corp.; Norfolk Southern Corp.; NV Energy, Inc.; PHH Corp., 4.00%, due 9/1/14; Potash Corp. of Sasakatchewan, Inc.; Praxair, Inc.; Public Service Enterprise Group, Inc.; Reckson Operating Partnership LP, 4.00%, due 6/15/25; Regency Energy Partners LP; RenaissanceRe Holdings Ltd.; Republic Services, Inc.; Retail Opportunity Investments Corp.; Revlon, Inc., Class A; RR Donnelley & Sons Co.; Schlumberger Ltd., 2.13%, due 6/1/23; Scripps Networks Interactive, Inc., Class A; SEI Investments Co.; Sonoco Products Co.; Stanley Works (The); TC Pipelines LP; Telephone & Data Systems, Inc.; Teva Pharmaceutical Finance Co. LLC, 0.25%, due 2/1/26; Texas Pacific Land Trust; Toll Brothers, Inc.; Total System Services, Inc.; Tyco Electronics Ltd.; Tyson Foods, Inc., Class A; UBS AG; UGI Corp.; United States Cellular Corp.; United States Steel Corp., 4.00%, due 5/15/14; Unitrin, Inc.; URS Corp.; Urstadt Biddle Properties, Inc.; U.S. Bancorp, Zero Coupon, due 8/21/35 to 2/6/37; Ventas, Inc., 3.88%, due 11/15/11; Verigy Ltd.; Virgin Media, Inc.; Vornado Realty LP, 3.88%, due 4/15/25; Vornado Realty Trust, 3.63%, due 11/15/26; Walt Disney Co. (The); Walter Investment Management Corp.; Washington Post Co. (The), Class B; Washington Real Estate Investment Trust, 3.88%, due 9/15/26; Weingarten Realty Investors, 3.95%, due 8/1/26; Western Digital Corp.; Williams Cos., Inc. (The); WW Grainger, Inc.; Wyndham Worldwide Corp., 3.50%, due 5/1/12; Zions Bancorporation, valued at $619,180.

	$565,000	$565,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Credit Suisse Securities USA LLC, 0.28%, dated 1/29/10, due 2/1/10, repurchase price $375,009; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Alliance Resource Partners LP; Amdocs Ltd.; American Eagle Outfitters, Inc.; American Medical Systems Holdings, Inc.; Argo Group International Holdings Ltd.; ASML Holding NV; Aspen Insurance Holdings Ltd.; Atlas Energy, Inc.; Avnet, Inc.; Beckman Coulter, Inc.; Berkshire Hathaway, Inc.; Bio-Rad Laboratories, Inc.; BioMarin Pharmaceutical, Inc.; Black Box Corp.; Brandywine Realty Trust; Bruker Corp.; Cablevision Systems Corp.; Cabot Microelectronics Corp.; California Pizza Kitchen, Inc.; CenterPoint Energy, Inc.; Chicago Bridge & Iron Co., NV; China Yuchai International Ltd.; CIRCOR International, Inc.; Colonial Properties Trust; Comcast Corp.; Community Health Systems, Inc.; Constellation Brands, Inc., Class B; Credicorp Ltd.; Crown Holdings, Inc.; Cubist Pharmaceuticals, Inc.; Dorchester Minerals LP; ECB Bancorp, Inc.; EMCOR Group, Inc.; Encore Capital Group, Inc.; Endo Pharmaceuticals Holdings, Inc.; Endurance Specialty Holdings, Inc.; Energizer Holdings, Inc.; Esterline Technologies Corp.; Everest Re Group Ltd.; Exponent, Inc.; F5 Networks, Inc.; FBL Financial Group, Inc., Class A; Financial Federal Corp.; First Citizens BancShares Inc., Class A; First Financial Holdings, Inc.; First Niagara Financial Group, Inc.; Forest City Enterprises, Inc., Class B; Franklin Electric Co., Inc.; Genesco, Inc.; Georgia Gulf Corp.; Graco, Inc.; Great Plains Energy, Inc.; Green Mountain Coffee Roasters, Inc.; Guess?, Inc.; Gulfmark Offshore, Inc.; Hansen Natural Corp.; Harsco Corp.; Haverty Furniture Cos., Inc., Class A; Health Net, Inc.; Herman Miller, Inc.; Hi-Tech Pharmacal Co., Inc.; HNI Corp.; Horace Mann Educators Corp.; Hospitality Properties Trust; HUB Group, Inc., Class A; Hubbell, Inc., Class B; ICT Group, Inc.; ICU Medical, Inc.; IDEX Corp.; Impax Laboratories, Inc.; Ingram Micro, Inc.; International Speedway Corp., Class A; Investment Technology Group, Inc.; Itron, Inc.; Ivanhoe Mines Ltd.; Johnson & Johnson; Jones Apparel Group, Inc.; K-Tron International, Inc.; KHD Humboldt Wedag International Ltd.; KMG Chemicals, Inc.; Knightsbridge Tankers, Ltd.; Laclede Group, Inc. (The); Lamar Advertising Co., Class A; Lancaster Colony Corp.; Landstar System, Inc.; Layne Christensen Co.; Lennar Corp., Class B; Manpower, Inc.; Martek Biosciences Corp.; Marten Transport Ltd.; Martin Midstream Partners LP; McDermott International, Inc.; MDU Resources Group, Inc.; Medicis Pharmaceuticals Corp., Class A; Meritage Homes Corp.; MGM Mirage; MICROS Systems, Inc.; Minerals Technologies, Inc.; Molex, Inc., Class A; MSC Industrial Direct Co.; National Beverage Corp.; National Fuel Gas Co.; Navigant Consulting, Inc.; NBTY, Inc.; Newfield Exploration Co.; OfficeMax, Inc.; Old National Bancorp; Oshkosh Corp.; Overseas Shipholding Group, Inc.; Owens & Minor, Inc.; Packaging Corp. of America; PepsiAmericas, Inc.; Quest Software, Inc.; Rayonier, Inc.; Senior Housing Properties Trust; Sina Corp.; Skechers U.S.A., Inc., Class A; Southside Bancshares, Inc.; TC Pipelines LP; Terra Industries, Inc.; United Therapeutics Corp.; Varian, Inc.; Varian Semiconductor Equipment Associates, Inc.; Warnaco Group, Inc. (The); Washington Banking Co., valued at $393,787.

	$375,000	$375,000
Deutsche Bank Securities, Inc., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $225,002; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 1/1/40, $231,750.	225,000	225,000

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Deutsche Bank Securities, Inc., 0.30%, dated 1/29/10, due 2/1/10, repurchase price $190,005; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Acme Packet, Inc.; Advisory Board Co. (The); Affymax, Inc.; Agree Realty Corp.; Akamai Technologies, Inc.; Alleghany Corp.; Alnylam Pharmaceuticals, Inc.; Amazon.com, Inc.; America Service Group, Inc.; American Physicians Capital, Inc.; American Safety Insurance Holdings Ltd.; American Science & Engineering, Inc.; AmTrust Financial Services, Inc.; Anaren, Inc.; Apogee Enterprises, Inc.; Applied Signal Technology, Inc.; Archer-Daniels-Midland Co.; Argo Group International Holdings Ltd.; Argon St. Ltd.; Arkansas Best Corp.; Asbury Automotive Group, Inc.; Aspen Insurance Holdings Ltd.; Atmos Energy Corp.; Auxilium Pharmaceuticals, Inc.; AVX Corp.; Bancfirst Corp.; Bare Escentuals, Inc.; Becton Dickonson & Co.; Bel Fuse, Inc.; Burlington Northern Santa Fe Corp.; Bway Holding Co.; Cabot Microelectronics Corp.; Calamos Asset Management, Inc., Class A; Centerstate Banks, Inc.; Cherokee, Inc.; Chevron Corp.; Cincinnati Financial Corp.; Coca-Cola Bottling Co. Consolidated; Cogent, Inc.; Consolidated Water Co. Ltd.; Corporate Executive Board Co. (The); Cracker Barrel Old Country Store, Inc.; Cyberonics, Inc.; Deckers Outdoor Corp; Destination Maternity Corp.; Digital River, Inc.; Dime Community Bancshares; Double-Take Software, Inc.; Eagle Bancorp, Inc.; eBay, Inc.; Einstein Noah Restaurant Group, Inc.; Electronics for Imaging, Inc.; Employers Holdings, Inc.; EMS Technologies, Inc.; Equity Lifestyle Properties, Inc.; Esterline Technologies Corp.; Exponent, Inc.; FEI Co.; FGX International Holdings Ltd.; Fifth Third Bancorp; Financial Federal Corp.; Fisher Communications, Inc.; Flagstone Reinsurance Holdings Ltd.; Flushing Financial Corp.; Fundtech Ltd.; General Electric Co.; Georesources, Inc.; Golar LNG Ltd.; Greenlight Capital Re Ltd., Class A; Griffon Corp.; Gulfport Energy Corp., Class A; Hanger Orthopedic Group, Inc.; Hawk Corp., Class A; Home Properties, Inc.; Iberiabank Corp.; ICF International, Inc.; ICT Group, Inc.; ICU Medical, Inc.; Impax Laboratories, Inc.; Ingles Markets, Inc., Class A; Innophos Holdings, Inc., Interactive Intelligence, Inc.; InterMune, Inc.; International Business Machines Corp.; Invesco Mortgage Capital, Inc.; Kendle International, Inc.; Kenexa Corp.; Kimberly-Clark Corp.; Kirkland’s, Inc.; KVH Industries, Inc.; Lancaster Colony Corp.; Layne Christensen Co.; LB Foster Co., Class A; Learning Tree International, Inc.; Liberty Media Corp. - Capital; Lincoln Educational Services Corp.; LogMeln, Inc.; Lowe’s Cos., Inc.; Matthews International Corp., Class A; McDonald’s Corp.; McKesson Corp.; Medical Action Industries, Inc.; Medidata Solutions, Inc.; Metro Bancorp, Inc.; MicroStrategy, Inc.; Molina Healthcare, Inc.; Momenta Pharmaceuticals, Inc.; Monro Muffler Brake, Inc.; Multi-Color Corp.; Multi- Fineline Electronix, Inc.; National Beverage Corp.; National Health Investors, Inc.; Natus Medical, Inc.; Neutral Tandem, Inc.; Northern Trust Corp.; Northwest Bancshares, Inc.; Nutraceutical International Corp.; Occidental Petroleum Corp.; OceanFirst Financial Corp.; Odyssey HealthCare, Inc.; Old Dominion Freight Line, Inc.; Oplink Communications, Inc.; Opnet Technologies, Inc.; Oritani Financial Corp.; OSI Systems, Inc.; Pan American Silver Corp.; Pantry, Inc. (The); Papa John’s International, Inc.; People’s Bancorp, Inc.; People’s United Financial, Inc.; Pfizer, Inc.; Pharmassat, Inc.; Philip Morris International, Inc.; Powell Industries, Inc.; Procter & Gamble Co. (The); Providence Service Corp. (The); PS Business Parks, Inc.; Public Service Enterprise Group, Inc.; QUALCOMM, Inc.; Renaissance Learning, Inc.; Rentrak Corp.; Retalix Ltd.; Rex Stores Corp.; Rimage Corp.; Rochester Medical Corp.; Royal Gold, Inc.; Safety Insurance Group, Inc.; Saul Centers, Inc.; Selective Insurance Group; Simmons First National Corp., Class A; Sirona Dental Systems, Inc.; Somanetics Corp.; Standard Microsystems Corp.; Steven Madden Ltd.; Superior Well Services, Inc.; Sycamore Networks, Inc.; Syneron Medical Ltd.; Synopsys, Inc.; Synovis Life Technologies, Inc.; Syntel, Inc.; TC Pipelines LP; Techwell, Inc.; Tekelec; TeleTech Holdings, Inc.; Tetra Tech, Inc.; Texas Instruments, Inc.; The Andersons, Inc.; Tower Group, Inc.; Transcend Services, Inc.; Tyson Foods, Inc., Class A; Ultratech, Inc.; United Parcel Service, Inc., Class B; United States Cellular Corp.;

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
United States Lime & Minerals, Inc.; Universal Stainless & Alloy; Universal Technical Institute, Inc.; Urstadt Biddle Properties, Inc., Class A; U.S. Physical Therapy, Inc.; Verizon Communications, Inc.; Versant Corp.; Wal-Mart Stores, Inc.; Westmoreland Coal Co.; White Mountains Insurance Group Ltd.; Williams Cos., Inc. (The); Winthrop Realty Trust; WSFS Financial Corp.; XenoPort, Inc.; XTO Energy, Inc., valued at $199,500.	$190,000	$190,000
Deutsche Bank Securities, Inc., 0.33%, dated 1/29/10, due 2/1/10, repurchase price $75,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Australia & New Zealand Banking Group Ltd., 3.70%, due 1/13/15; General Electric Capital Corp., 5.88%, due 2/15/12; Telefonica Emisiones SAU, 7.05%, due 6/20/36, valued at $78,750.	75,000	75,000

Deutsche Bank Securities, Inc., 0.53%, dated 1/29/10, due 2/1/10, repurchase price $110,005; fully collateralized by common stocks, corporate bonds and preferred stocks at the date of this Portfolio of Investments as follows: Aetna, Inc.; Altisource Portfolio Solutions S.A.; American Safety Insurance Holdings Ltd.; Apogent Technologies, Inc., Zero Coupon, due 12/15/33; BreitBurn Energy Partners LP; Bunge Ltd.; Calamos Asset Management, Inc., Class A; Calumet Specialty Products Partners LP; Ceva, Inc.; Commerce Bancshares, Inc.; Cyberonics, Inc.; Discovery Communications, Inc., Class C; Double-Take Software, Inc.; DR Horton, Inc., 2.00%, due 5/15/14; Dynamics Research Corp.; EMS Technologies, Inc.; FirstService Corp.; Flushing Financial Corp.; Fundtech Ltd.; Hawk Corp., Class A; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Hotels & Resorts LP, 3.25%, due 4/15/24; HRPT Properties Trust; ICT Group, Inc.; ICU Medical, Inc.; Innophos Holdings, Inc.; John B. Sanfilippo & Son, Inc.; Johnson & Johnson; KeyCorp; K-Tron International, Inc.; Learning Tree International, Inc.; Liberty Media Corp. - Capital; LogMeIn, Inc.; Medtronic, Inc., 1.63%, due 4/15/13; Old Dominion Freight Line, Inc.; Papa John’s International, Inc.; PHH Corp., 4.00%, due 9/1/14; Reckson Operating Partnership LP, 4.00%, due 6/15/25; Retalix Ltd.; Rewards Network, Inc.; Rimage Corp.; Schlumberger Ltd., 2.13%, due 6/1/23; SEI Investments Co.; Simon Property Group, Inc.; SLM Corp., 7.25%, due 12/15/10; Steel Dynamics, Inc.; SXC Health Solutions Corp.; Synovis Life Technologies, Inc.; TC Pipelines LP; Tekelec; Telvent GIT S.A.; United States Steel Corp., 4.00%, due 5/15/14; U.S. Physical Therapy, Inc.; Versant Corp.; XenoPort, Inc., valued at $120,961.

	110,000	110,000
Goldman Sachs & Co., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $824,603; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 5.79%, due 11/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 6.00%, due 8/1/20 to 5/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.77% to 6.23%, due 6/1/35 to 6/1/38; Federal National Mortgage Association, Fixed Rate Mortgages 3.50% to 6.50%, due 5/1/19 to 8/1/47, valued at $849,333.	824,595	824,595

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

RBC Capital Markets Corp., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $250,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 5.21% to 5.73%, 6/1/36 to 12/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 4.50%, due 10/1/19 to 1/1/25; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.78% to 5.45%, due 3/1/38; Government National Mortgage Association, Adjustable Rate Mortgages, 3.50% to 4.00%, due 1/20/40; Government National Mortgage Association, Fixed Rate Mortgages, 4.50%, due 11/15/24, value at $257,500.

	$250,000	$250,000
RBC Capital Markets Corp., 0.28%, dated 1/29/10, due 2/1/10, repurchase price $95,002; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Atlantic Asset Securitization Corp., Zero Coupon, due 2/16/10; Ticonderoga Funding LLC, Zero Coupon, due 2/9/10, valued at $99,750.	95,000	95,000

RBC Capital Markets Corp., 0.30%, dated 1/29/10, due 2/1/10, repurchase price $150,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Apache Corp., 6.00%, due 1/15/37; AT&T, Inc., 6.30% to 6.55%, due 1/15/38 to 2/15/39; Bristol-Myers Squibb Co., 5.88%, due 11/15/36; Canadian Natural Resources Ltd., 6.50%, due 2/15/37; CenturyTel, Inc. 6.88%, due 1/15/28; CVS Caremark Corp., 6.13%, due 9/15/39; Deutsche Telekom International Finance BV, 8.75%, due 6/15/30; FirstEnergy Solutions Corp., 6.05%, due 8/15/21; MDC Holdings, Inc., 5.63%, due 2/1/20; Morgan Stanley, 0.55%, due 1/9/14; Nexen, Inc., 7.50%, due 7/30/39; Rio Tinto Finance USA Ltd., 9.00%, due 5/1/19; Statoil ASA, 2.90%, due 10/15/14; Target Corp., 7.00%, due 1/15/38, valued at $157,500.

	150,000	150,000

RBC Capital Markets Corp., 0.38%, dated 1/29/10, due 2/1/10, repurchase price $110,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75% to 7.63%, due 10/1/14 to 5/15/16; DISH DBS Corp., 7.88%, due 9/1/19; Expedia, Inc., 8.50%, due 7/1/16; Freeport- McMoRan Copper & Gold, Inc., 8.38%, due 4/1/17; Frontier Communications Corp., 9.00%, due 8/15/31; Macy’s Retail Holdings, Inc., 5.35% to 8.13%, due 3/15/12 to 8/15/35; Masco Corp., 5.88% to 6.13%, due 7/15/12 to 10/3/16; Motorola, Inc., 8.00%, due 11/1/11; Qwest Corp., 8.88%, due 3/15/12; Toll Brothers Finance Corp., 6.75%, due 11/1/19, valued at $115,500.

	110,000	110,000
RBS Securities, Inc., 0.13%, dated 1/29/10, due 2/1/10, repurchase price $100,001; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Bank Discount Notes, Zero Coupon, due 2/26/10, value at $102,005.	100,000	100,000
RBS Securities, Inc., 0.13%, dated 1/29/10, due 2/1/10, repurchase price $450,005; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank Discount Notes, Zero Coupon, due 2/26/10 to 4/23/10, valued at $459,001.	450,000	450,000

Societe Generale N.A., Inc., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $1,250,013; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.88% to 6.34%, due 1/1/20 to 8/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 7.50%, due 5/1/15 to 12/1/47; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.51% to 6.61%, due 7/1/17 to 8/1/37; Federal National Mortgage Association, Fixed Rate Mortgages 4.50% to 7.00%, due 1/1/18 to 1/1/40, valued at $1,287,500.

	1,250,000	1,250,000
Total Repurchase Agreements (Cost $6,509,595)		6,509,595
Total Investments (100.0%) (Cost $14,462,228)		14,462,228
Other Assets in Excess of Liabilities (0.0%)		24
Net Assets (100%)		$14,462,252

(a)                    144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                    The rates shown are the effective yields at the date of purchase.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

		Level 2	Level 3
	Level 1	Other significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
Banking	$—	$250,000	$—	$250,000
International Banks	—	1,813,002	—	1,813,002
Total Certificates of Deposit	—	2,063,002	—	2,063,002
Commercial Paper
Asset Backed — Consumer Diversified	—	40,873	—	40,873
Asset Backed — Consumer Loans	—	15,001	—	15,001
Asset Backed — Corporate	—	418,747	—	418,747
International Banks	—	4,282,070	—	4,282,070
Total Commercial Paper	—	4,756,691	—	4,756,691
Floating Rate Notes
U.S. Agency Securities	—	187,940	—	187,940
Time Deposits
Banking	—	945,000	—	945,000
Repurchase Agreements	—	6,509,595	—	6,509,595
Total Assets	—	14,462,228	—	14,462,228
Total	$—	$14,462,228	$—	$14,462,228

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities (47.5%)
Federal Farm Credit Bank,
0.09%, 6/25/10(b)	$50,000	$49,996
0.13%, 3/29/10(b)	13,500	13,500
0.34%, 3/3/10(b)	10,000	9,998
0.35%, 3/4/10(b)	50,000	50,000
0.48%, 3/5/10(b)	34,000	33,999
Federal Home Loan Bank,
0.07%, 11/12/10(b)	235,000	234,906
0.09%, 11/18/10(b)	292,000	291,923
0.10%, 11/19/10(b)	400,000	399,931
0.11%, 3/31/10(d)	180,000	179,968
0.12%, 4/23/10(d)	100,000	99,973
0.16%, 5/21/10 - 5/24/10(d)	50,000	49,975
0.22%, 2/19/10(d)	78,000	77,991
0.24%, 2/19/10(b)	167,000	166,998
0.25%, 2/12/10(d)	29,333	29,331
0.26%, 2/24/10 - 2/26/10(d)	270,000	269,954
0.31%, 2/22/10	11,500	11,500
0.49%, 2/1/10(d)	15,000	15,000
0.55%, 7/20/10	50,000	50,000
0.61%, 4/30/10(d)	45,000	45,020
1.00%, 8/1/11(b)	73,000	72,967
2.75%, 3/12/10	170,000	170,474
5.00%, 3/12/10	90,000	90,464
Federal Home Loan Mortgage Corp.,
0.13%, 3/30/10 - 4/27/10(d)	231,983	231,918
0.15%, 4/19/10(d)	105,000	104,966
0.16%, 4/12/10(d)	150,000	149,953
0.18%, 3/22/10(d)	9,719	9,717
3.13%, 2/12/10	25,000	25,022
4.88%, 2/9/10	39,200	39,237
Federal National Mortgage Association,
0.10%, 3/1/10(d)	94,835	94,828
0.46%, 6/1/10(d)	123,000	122,811
4.25%, 8/15/10	130,000	132,796
Total U.S. Agency Securities (Cost $3,325,116)		3,325,116
U.S. Treasury Securities (7.4%)
U.S. Treasury Bills,
0.14%, 5/27/10(c)	45,000	44,980
0.17%, 4/1/10(c)	87,000	86,976
0.24%, 2/25/10(c)	40,000	39,993
0.32%, 8/26/10(c)	100,000	99,821
0.40%, 7/15/10(c)	60,500	60,391
U.S. Treasury Notes,
1.75%, 3/31/10	140,000	140,330
2.00%, 9/30/10	42,500	42,957
Total U.S. Treasury Securities (Cost $515,448)		515,448
Repurchase Agreements (47.1%)
Barclays Capital, Inc., 0.11%, dated 1/29/10, due 2/1/10, repurchase price $200,002; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 2.17%, due 5/7/12, valued at $204,000.	200,000	200,000
BNP Paribas Securities Corp., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $210,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 3.33% to 6.01%, due 11/1/36 to 7/1/38; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.84% to 6.26%, due 7/1/34 to 3/1/38; Federal National Mortgage Association, Fixed Rate Mortgage, 4.80%, due 10/1/12, valued at $216,300.	210,000	210,000
Credit Suisse Securities USA LLC, 0.12%, dated 1/29/10, due 2/5/10, repurchase price $75,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.68% to 5.81%, due 7/1/31 to 1/1/40, valued at $77,254.	75,000	75,000
Credit Suisse Securities USA LLC, 0.12%, dated 1/29/10, due 2/26/10, repurchase price $150,014; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.55% to 6.47%, due 9/1/15 to 1/1/40, valued at $154,500.	150,000	150,000
Credit Suisse Securities USA LLC, 0.13%, dated 1/29/10, due 3/1/10, repurchase price $75,008; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.89% to 6.14%, due 1/1/20 to 1/1/40, valued at $77,253.	75,000	75,000
Credit Suisse Securities USA LLC, 0.14%, dated 1/29/10, due 2/4/10, repurchase price $100,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.47% to 6.08%, due 1/1/21 to 1/1/40, valued at $103,001.	100,000	100,000
Deutsche Bank Securities, Inc., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $100,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 7.50%, due 5/1/18 to 3/1/39, valued at $103,000.	100,000	100,000

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Goldman Sachs & Co., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $482,335; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 5.00% to 6.50%, due 6/1/34 to 8/1/39; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 7.50%, due 1/1/25 to 2/1/39, valued at $496,800.	$482,330	$482,330
HSBC Securities Corp., 0.11%, dated 1/29/10, due 2/1/10, repurchase price $200,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 7.00%, due 3/1/14 to 3/1/34, valued at $206,001.	200,000	200,000
RBS Securities, Inc., 0.12%, dated 1/29/10, due 2/2/10, repurchase price $100,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages, 2.47% to 6.25%, due 8/1/29 to 2/1/40, valued at $103,002.	100,000	100,000
RBS Securities, Inc., 0.13%, dated 1/29/10, due 2/1/10, repurchase price $1,000,011; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank Discount Notes, Zero Coupon, due 3/31/10 to 4/28/10; Federal National Mortgage Association Discount Notes, Zero Coupon, due 4/21/10, valued at $1,020,001.	1,000,000	1,000,000
Societe Generale N.A., Inc., 0.12%, dated 1/29/10, due 2/1/10, repurchase price $600,006; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 3.19%, due 1/1/35; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 6.50%, due 12/1/22 to 6/1/39; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.01% to 5.96%, due 3/1/36 to 1/1/37; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 6.50%, due 12/1/17 to 7/1/39, valued at $618,000.	600,000	600,000
Total Repurchase Agreements (Cost $3,292,330)		3,292,330
Total Investments (102.0%) (Cost $7,132,894)		7,132,894
Liabilities in Excess of Other Assets (-2.0%)		(139,768)
Net Assets (100%)		$6,993,126

(b)                   Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2010.

(c)                    Rates shown are the yield to maturity at January 31, 2010.

(d)                   Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other significant	unobservable
Investment	prices	observable inputs	inputs	Total
Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$3,325,116	$—	$3,325,116
U.S. Treasury Securities	—	515,448	—	515,448
Repurchase Agreements	—	3,292,330	—	3,292,330
Total Assets	—	7,132,894	—	7,132,894
Total	$—	$7,132,894	$—	$7,132,894

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities (94.5%)
Federal Farm Credit Bank,
0.13%, 3/29/10(b)	$1,500	$1,500
0.15%, 2/12/10(b)	750	750
0.48%, 3/5/10(b)	1,000	1,000
Federal Home Loan Bank,
Zero Coupon, 2/26/10(d)	12,000	11,999
0.03%, 2/1/10(d)	81,940	81,940
0.06%, 2/3/10 - 3/4/10(d)	32,500	32,499
0.07%, 2/5/10 - 2/23/10(d)	75,485	75,483
0.07%, 11/12/10(b)	10,000	9,996
0.08%, 4/27/10(d)	10,000	9,998
0.09%, 2/10/10 - 3/19/10(d)	83,323	83,316
0.09%, 11/18/10(b)	20,000	19,995
0.10%, 3/5/10(d)	15,000	14,999
0.10%, 11/19/10(b)	25,000	24,996
0.11%, 2/16/10 - 3/26/10(d)	55,900	55,895
0.12%, 3/15/10 - 3/24/10(d)	49,300	49,292
0.13%, 2/12/10(d)	20,000	19,999
0.13%, 8/1/11(b)	7,000	6,997
0.15%, 7/13/10(b)	10,000	10,000
0.16%, 11/26/10(b)	15,000	15,000
0.24%, 2/19/10(b)	6,000	6,000
0.26%, 3/2/10(b)	5,000	5,000
0.52%, 6/1/10	6,500	6,500
0.55%, 7/20/10	5,000	4,999
0.90%, 4/7/10	4,750	4,757
0.95%, 4/1/10	1,795	1,797
1.03%, 2/18/10	3,500	3,501
2.75%, 3/12/10	5,000	5,014
5.00%, 3/12/10	10,000	10,052
Total U.S. Agency Securities (Cost $573,274)		573,274
U.S. Treasury Securities (8.6%)
U.S. Treasury Bills,
0.14%, 5/20/10 - 5/27/10(c)	18,000	17,992
0.24%, 2/25/10(c)	5,000	4,999
0.26%, 4/1/10(c)	13,000	12,994
0.32%, 8/26/10(c)	8,000	7,986
0.40%, 7/15/10(c)	3,000	2,995
U.S. Treasury Note,
2.00%, 9/30/10	5,000	5,054
Total U.S. Treasury Securities (Cost $52,020)		52,020
Total Investments (103.1%) (Cost $625,294)		625,294
Liabilities in Excess of Other Assets (-3.1%)		(18,640)
Net Assets (100%)		$606,654

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2010.

(c)                                  Rates shown are the yield to maturity at January 31, 2010.

(d)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Liquidity Funds
Government Securities Portfolio
Portfolio of Investments
First Quarter Report
January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$573,274	$—	$573,274
U.S. Treasury Securities	—	52,020	—	52,020
Total Assets	—	625,294	—	625,294
Total	$—	$625,294	$—	$625,294

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (36.0%)
U.S. Treasury Bills,
0.14%, 5/20/10(c)	$189,000	$188,919
0.16%, 4/8/10 - 6/17/10(c)	573,250	573,011
0.17%, 4/22/10(c)	100,000	99,963
0.18%, 4/29/10 - 6/24/10(c)	249,000	248,853
0.19%, 7/1/10(c)	350,000	349,723
0.23%, 3/11/10(c)	100,000	99,976
0.24%, 2/25/10 - 4/1/10(c)	330,000	329,875
0.25%, 2/11/10 - 3/4/10(c)	150,000	149,979
0.40%, 7/15/10(c)	25,000	24,955
0.52%, 5/6/10(c)	75,000	74,898
U.S. Treasury Notes,
1.75%, 3/31/10	110,000	110,273
2.00%, 9/30/10	40,000	40,430
Total U.S. Treasury Securities (Cost $2,290,855)		2,290,855
Repurchase Agreements (64.8%)
Bank of America Securities LLC, 0.10%, dated 1/29/10, due 2/1/10, repurchase price $300,003; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 2.38% to 3.50%, due 9/30/14 to 2/15/18, valued at $306,000.	300,000	300,000
Barclay Capital, Inc., 0.10%, dated 1/29/10, due 2/1/10, repurchase price $712,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 1.00% to 3.13%, due 7/31/11 to 10/31/36, valued at $726,240.	712,000	712,000
BNP Paribas Securities Corp., 0.11%, dated 1/29/10, due 2/1/10, repurchase price $650,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, Zero Coupon, due 2/4/10; U.S. Treasury Bonds, 4.50% to 6.63%, due 2/15/26 to 8/15/39; U.S. Treasury Notes, 1.50% to 4.25%, due 3/31/10 to 8/15/13, valued at $663,000.	650,000	650,000
Credit Suisse Securities USA LLC, 0.08%, dated 1/22/10, due 2/16/10, repurchase price $100,006; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.38%, due 8/31/10, valued at $102,001.	100,000	100,000
Credit Suisse Securities USA LLC, 0.10%, dated 1/29/10, due 2/1/10, repurchase price $92,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.38%, due 8/31/10, valued at $93,841.	92,000	92,000
Credit Suisse Securities USA LLC, 0.10%, dated 1/27/10, due 2/11/10, repurchase price $125,005; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.00%, due 12/31/11, valued at $127,503.	125,000	125,000
Credit Suisse Securities USA LLC, 0.11%, dated 1/29/10, due 2/22/10, repurchase price $50,003; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bill, 0.11%, due 6/17/10, valued at $51,005.	50,000	50,000
Deutsche Bank Securities, Inc., 0.10%, dated 1/29/10, due 2/1/10, repurchase price $166,901; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Coupon STRIPS, Zero Coupon, due 5/15/26; U.S. Treasury Principal STRIPS, due 11/15/16, valued at $170,238.	166,900	166,900
RBS Securities, Inc., 0.10%, dated 1/25/10, due 2/1/10, repurchase price $50,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 0.88%, due 5/31/11, valued at $51,002.	50,000	50,000
RBS Securities, Inc., 0.11%, dated 1/29/10, due 2/1/10, repurchase price $200,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 5.25% to 7.13%, due 2/15/23 to 11/15/28; U.S. Treasury Notes, 3.25% to 4.25%, due 5/31/16 to 11/15/17 , valued at $204,006.	200,000	200,000
RBS Securities, Inc., 0.11%, dated 1/29/10, due 2/1/10, repurchase price $850,008; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 4.38% to 7.63%, due 11/15/22 to 11/15/39; U.S. Treasury Notes, 1.38% to 6.50%, due 1/31/10 to 11/15/15 , valued at $867,003.	850,000	850,000

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Societe Generale N.A., Inc., 0.10%, dated 1/29/10, due 2/1/10, repurchase price $825,007; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed, 1.75%, due 1/15/28; U.S. Treasury Inflation Indexed Notes, 1.88% to 2.00%, due 4/15/10 to 7/15/19; U.S. Treasury Bills, 0.04% to 0.21%, due 3/18/10 to 10/21/10; U.S. Treasury Bonds, 3.50% to 8.75%, due 5/15/17 to 8/15/39; U.S. Treasury Notes, 0.88% to 5.13%, due 3/15/10 to 11/15/19; U.S. Treasury Coupon STRIPS, Zero Coupon, due 2/15/12 to 5/15/30; U.S. Treasury Principal STRIPS, Zero Coupon, due 8/15/21 to 5/15/39, valued at $841,500.

	$825,000	$825,000
Total Repurchase Agreements (Cost $4,120,900)		4,120,900
Total Investments (100.8%) (Cost $6,411,755)		6,411,755
Liabilities in Excess of Other Assets (-0.8%)		(49,596)
Net Assets (100%)		$6,362,159

(c)                   Rates shown are the yield to maturity at January 31, 2010.

STRIPS          Separate Trading of Registered Interest and Principal of Securities

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$2,290,855	$—	$2,290,855
Repurchase Agreements	—	4,120,900	—	4,120,900
Total Assets	—	6,411,755	—	6,411,755
Total	$—	$6,411,755	$—	$6,411,755

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (99.7%)
U.S. Treasury Bills,
0.01%, 2/4/10(c)	$3,470	$3,470
0.05%, 4/15/10(c)	2,500	2,500
0.07%, 3/25/10 - 4/22/10(c)	5,000	4,999
0.08%, 2/18/10(c)	3,000	3,000
0.09%, 4/1/10(c)	3,000	2,999
0.13%, 7/15/10(c)	1,733	1,732
0.14%, 5/27/10(c)	80	80
U.S. Treasury Note,
2.00%, 2/28/10	5,370	5,378
Total U.S. Treasury Securities (Cost $24,158)		24,158
Total Investments (99.7%) (Cost $24,158)		24,158
Other Assets in Excess of Liabilities (0.3%)		63
Net Assets (100%)		$24,221

(c)           Rates shown are the yield to maturity at January 31, 2010.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$24,158	$—	$24,158
Total Assets	—	24,158	—	24,158
Total	$—	$24,158	$—	$24,158

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Tax-Exempt Instruments (100.2%)
Commercial Paper (9.8%) (e)
Baltimore County, MD, Consolidated Public Improvement, Series 2002 BANs,
0.27%, 3/18/10	$15,000	$15,000
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System, Series 2009 C-1,
0.40%, 3/12/10	3,000	3,000
0.55%, 2/25/10	6,500	6,500
Houston, TX,
Series E-1,
0.25%, 2/11/10	10,000	10,000
Illinois Finance Authority, IL, Hospital Sisters Services, Series 2008 A
0.22%, 2/3/10	12,500	12,500
Jacksonville, FL, Series A
0.25%, 2/8/10	10,000	10,000
King County, WA, Sewer, Series A
0.30%, 2/8/10	10,000	10,000
Las Vegas Valley Water District, NV, Water, Series 2004 A,
0.26%, 2/5/10	12,000	12,000
Series 2004 B,
0.13%, 2/5/10	20,000	20,000
0.22%, 2/4/10	12,000	12,000
Los Angeles Department of Water & Power, CA, Power System
0.15%, 2/24/10	7,000	7,000
Massachusetts, Series H
0.12%, 2/22/10	35,000	35,000
New York City Municipal Water Finance Authority, NY, Series 6
0.28%, 3/8/10	50,000	50,000
San Francisco County Transportation Authority, CA, 2004, Series B,
0.30%, 3/3/10	10,000	10,000
0.32%, 2/8/10	10,750	10,750
San Gabriel Valley Council of Governments, CA, Alameda Corridor East GANs
0.20%, 2/10/10	10,000	10,000
University of Texas Regents, Financing System, Series 2002 A
0.25%, 2/11/10	10,000	10,000
Whiting, IN, Environmental Facilities BP Products North America Inc, Series 2009,
0.23%, 2/4/10	10,000	10,000
		253,750
Daily Variable Rate Bonds (4.1%)
Chicago, IL, Second Lien Wastewater Transmission, Sub Series 2008 C-1, Series 2008,
0.15%, 1/1/39	9,200	9,200
Kentucky Public Energy Authority, Inc., Gas Supply, Series 2006 A,
0.18%, 8/1/16	62,200	62,200
New York City Transitional Finance Authority, Recovery Fiscal 2003, Series 3, Sub Series 3 B,
0.18%, 11/1/22	34,000	34,000
		105,400
Municipal Bonds & Notes (9.1%)
Akron, OH, Series 2009 BANs,
1.38%, 6/24/10	5,315	5,321
Bellefontaine City School District, OH, Series 2009 BANs,
1.00%, 12/15/10	4,000	4,017
Board of Cooperative Educational Services, NY, Suffolk County First Supervisory District, Series 2009 RANs,
2.00%, 6/25/10	4,000	4,012
Cattaragus-Little Valley Central School District, NY, Series 2009 B BANs,
2.25%, 7/30/10	4,767	4,787
Deerfield Township, OH, Series 2009 BANs,
1.50%, 11/10/10	2,000	2,013
Downsville Central School District, NY, Series 2009 BANs,
2.75%, 7/15/10	2,000	2,011
Elgin Local School District, OH, School Facilities Construction & Improvement, Series 2009,
2.00%, 5/27/10	5,000	5,021
Florence County School District No. 001, SC, Series 2009 Notes SCSDE,
2.00%, 5/1/10	3,640	3,652
Forestville Central School District, NY, Series 2009 BANs,
2.00%, 7/15/10	3,174	3,186
Georgia Municipal Gas Authority, Gas Portfolio III 2009, Series G,
2.00%, 5/19/10	5,400	5,425
Series H,
2.00%, 11/18/10	7,800	7,878
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District, Series 2009 RANs,
2.00%, 6/30/10	8,000	8,026
Series 2010 RANs,
2.00%, 6/30/10	6,000	6,031
Harris County, TX, Series 2009 TANs,
1.50%, 2/25/10	20,000	20,014
Hartford, CT, Series 2009 GANs,
2.00%, 4/15/10	3,150	3,159
Holland Patent Central School District, NY, Series 2009 BANs,
2.00%, 6/25/10	3,000	3,000
Lansinburgh, NY, Central School District, Series 2009 BANs,
2.00%, 6/23/10	3,405	3,405
Lewiston-Porter Central School District, NY, Series 2009 BANs,
2.25%, 7/29/10	3,000	3,013
Lock Haven, PA, Series 2009 B,
1.50%, 12/22/10	1,000	1,007
Lucas County, OH, Series 2009 BANs,
1.00%, 7/22/10	4,000	4,006
Marion, OH, Series 2009 B BANs,
1.75%, 10/13/10	4,000	4,014

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
Merrimack Valley Regional Transit Authority, MA, Series 2009 RANs,
2.25%, 6/25/10	$3,000	$3,009
Michigan Municipal Bond Authority, State Aid, Series 2009 C-3,
2.50%, 8/20/10	4,500	4,540
Michigan, Fiscal 2010, Series A,
2.00%, 9/30/10	15,000	15,145
Mineola Union Free School District, NY, Series 2009 BANs,
2.25%, 6/28/10	4,000	4,015
Missouri Health & Educational Facilities Authority, School District Advance Funding Independence, Series 2009 B,
2.00%, 2/1/10	3,000	3,000
Missouri Health & Educational Facilities Authority, School District Advance Funding Liberty 53, Series 2009 C,
2.00%, 2/1/10	2,000	2,000
North Syracuse Central School District, NY, Series 2009 BANs,
2.25%, 6/18/10	3,000	3,011
Penn Yan Central School District, NY, Series 2009 BANs,
2.25%, 6/18/10	10,260	10,296
Phoenix Central School District, NY, Series 2009 BANs,
2.25%, 7/16/10	3,300	3,312
Pioneer Valley Transit Authority, MA, Series 2009 RANs,
2.25%, 7/29/10	8,000	8,022
Red Creek Central School District, NY, Series 2009 A BANs,
2.25%, 7/15/10	2,000	2,007
Schroon Lake Central School District, NY, Series 2009 BANs,
2.00%, 6/18/10	2,450	2,456
Sodus Central School District, NY, Series 2009 BANs,
2.00%, 6/25/10	2,000	2,000
South Glens Falls Central School District, NY, Series 2009 BANs,
2.25%, 6/18/10	2,000	2,006
Syracuse, NY, Series 2009 A RANs ST AID WITHHLDG,
2.00%, 6/30/10	3,000	3,010
Texas, Series 2009 TRANs,
2.50%, 8/31/10	39,600	40,062
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY, Series 2009 RANs GO OF BRD,
2.00%, 6/30/10	6,000	6,018
Union Township, OH, Series 2009 BANs,
1.25%, 9/14/10	5,270	5,288
Wadsworth City School District, OH, Series 2009 Notes,
2.25%, 9/22/10	2,500	2,525
Wisconsin Rural Water Construction Loan Program Commission, Series 2009 BANs,
1.50%, 11/15/10	6,000	6,035
Worcester Regional Transit Authority, MA, Series 2009 RANs,
2.00%, 6/25/10	4,585	4,594
		235,349
Put Option Bonds (0.7%)
Monroe County Development Authority, GA, Georgia Power Co Scherer Plant Second, Series 2008,
0.80%, 11/1/48(b)	4,000	4,000
New York Liberty Development Corporation, NY, World Trade Center, Series 2009 A,
0.50%, 12/1/49(b)	14,000	14,000
		18,000
Weekly Variable Rate Bonds (76.5%)
Alaska Housing Finance Corp., Home Mortgage, Series 2009 A,
0.20%, 12/1/40	3,500	3,500
American Public Energy Agency, NE, Gas Supply, Series 2005 A,
0.19%, 12/1/15	19,542	19,542
Arizona Health Facilities Authority, Banner Health, Series 2008 D ROCs II-R, Series 11687,
0.40%, 7/1/25(a)	1,600	1,600
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Series 2008 A, Custody Receipts, Series 2008-1097,
0.18%, 1/1/35	3,385	3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series 2008 A, Custody Receipts, Series 2008-1149,
0.18%, 1/15/47	7,748	7,748
Austin Trust, NV, Clark County, Series 2008, Custody Receipts, Series 2008-1171,
0.18%, 6/1/38	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series 2007 A, Custody Receipts, Series 2007-1031,
0.18%, 2/15/36	3,835	3,835
Barclays Capital Municipal Trust Receipts, GA, Metropolitan Atlanta Rapid Transit Authority, Series 2007 B Floater-TRs, Series 23B (AGM),
0.18%, 7/1/34(a)	3,000	3,000
Barclays Capital Municipal Trust Receipts, IL, Greater Chicago Metropolitan Water Reclamation District, Series 2007 C Floater-TRs, Series 27B, Series 2009,
0.18%, 12/1/32(a)	3,550	3,550

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System, Series 2009 B Floater-TRs, Series 44B,
0.15%, 7/1/28	$10,890	$10,890
Series 2009 B Floater-TRs, Series 43W,
0.15%, 7/1/38	7,000	7,000
Barclays Capital Municipal Trust Receipts, NY, New York City Municipal Water Finance Authority 2nd General Fiscal 2010, Series BB Floater-TRs, Series 37B,
0.17%, 6/15/27(a)	3,000	3,000
Barclays Capital Municipal Trust Receipts, NY, New York City Transitional Finance Authority Future Tax Fiscal 2007, Series B Floater-TRs, Series 33B, Series 2009,
0.17%, 11/1/30(a)	8,400	8,400
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax, Series 2009 Floater-TRs, Series 2009 1W (AGC),
0.18%, 1/1/39(a)	1,000	1,000
Barclays Capital Municipal Trust Receipts, WA, King County Sewer, Series 2007 Floater-TRs, Series 29B (AGM),
0.18%, 1/1/42(a)	4,145	4,145
Barclays Capital Municipal Trust Receipts, WA, Washington, Series 2010 C Floater-TRs, Series 2009 32B,
0.16%, 1/1/26(a)	5,000	5,000
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin, Series 2008 B Floater-TRs, Series 15W, Series 2009,
0.18%, 8/15/37(a)	1,250	1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District, Series 2008 A Floater Certificates, Series 9,
0.18%, 1/1/26	10,000	10,000
BB&T Municipal Trust, FL, Tampa Bay Water, Series 2008 Floater Certificates, Series 36, Series 2008,
0.19%, 4/1/16	15,705	15,705
Berks County Municipal Authority, PA, Reading Hospital & Medical Center, Series 2009 A-1,
0.18%, 11/1/44	20,000	20,000
Series 2009 A-5,
0.47%, 5/1/32	6,000	6,000
Bucks County, PA, Industrial Development Authority, PA, Grand View Hospital, Series 2008 A,
0.16%, 7/1/34	1,900	1,900
Series 2008 B,
0.16%, 7/1/39	2,800	2,800
Bucks County, PA, Industrial Development Authority, PA, Pennswood Village, Series 2007 A,
0.23%, 10/1/34	6,300	6,300
Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center, Series 2009B,
0.20%, 6/1/39	1,200	1,200
Central Plains Energy Project, NE, Gas Project No. 2, Series 2009,
0.19%, 8/1/39	20,000	20,000
Central Utah Water Conservancy District, Series 2008 A,
0.22%, 4/1/34	16,900	16,900
Series 2008 B,
0.22%, 4/1/32	24,830	24,830
Chicago Board of Education, IL, Series 2009 A-1,
0.20%, 3/1/26	5,000	5,000
Cleveland, OH, Water 2009, Series R,
0.16%, 1/1/33	10,000	10,000
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
0.18%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority, Valor Christian Schools, Series 2007,
0.18%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society, Series 2008,
0.20%, 6/1/15	1,900	1,900
Colorado Springs, CO., Colorado College, Series 2004,
0.17%, 6/1/24	2,500	2,500
Colorado Springs, CO., Utilities System Sub Lien, Series 2005 A,
0.19%, 11/1/35	10,000	10,000
Series 2009 C,
0.19%, 11/1/28	4,000	4,000
Columbus, OH, Sewer, Series 2008 B,
0.22%, 6/1/32	7,430	7,430
Cook County, IL, Series 2002 B,
0.20%, 11/1/31	61,900	61,900
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 ROCs II-R, Series 11541,
0.19%, 6/1/16	3,500	3,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A,
0.19%, 11/1/30	7,100	7,100

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation, Series 1988 A,
0.17%, 10/1/25	$6,900	$6,900
Series 1998 B,
0.17%, 10/1/25	2,700	2,700
Series 2000,
0.17%, 1/1/30	18,300	18,300
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs II-R, Series 12017,
0.19%, 1/15/11	7,800	7,800
Franklin County Health & Educational Facilities Board, TN, University of the South, Series 1998 B,
0.24%, 9/1/18	1,430	1,430
Gainesville, FL, Utilities System 2007, Series A,
0.22%, 10/1/36	21,080	21,080
2008, Series B,
0.17%, 10/1/38	24,500	24,500
Guilford County, NC, Series 2007 B,
0.19%, 4/1/27	10,000	10,000
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R, Series 12075 (BHAC),
0.19%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc., Series 1998,
0.25%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group, Series 2005 G,
0.18%, 11/15/35	16,425	16,425
Series 2005 I,
0.16%, 11/15/29	15,000	15,000
Series 2006 B-2,
0.16%, 11/15/30	8,000	8,000
Series 2006 C ROCs II-R, Series 11564 (BHAC),
0.19%, 11/15/14	1,900	1,900
Series 2007 A-2,
0.16%, 11/15/37	28,270	28,270
Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series 2001 A,
0.20%, 5/1/31	20,000	20,000
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago, Series 2001,
0.25%, 6/1/29	4,900	4,900
Illinois Finance Authority, Advocate Health Care Network, Series 2008, Sub Series C-2B,
0.18%, 11/1/38	16,325	16,325
Indiana Development Finance Authority, IN, Culver Educational Foundation (The), Series 1997 GO OF CORP,
0.20%, 1/1/32	13,300	13,300
Indiana Finance Authority, Ascension Health, Series 2008 E-2,
0.17%, 11/15/36	18,000	18,000
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc., Series 2008 I,
0.16%, 11/1/37	1,000	1,000
Indiana Finance Authority, Trinity Health,
Series 2008 D-1,
0.16%, 12/1/34	16,745	16,745
Series 2008 D-2,
0.16%, 12/1/34	20,185	20,185
Iowa Finance Authority, CHF - Des Moines LLC, Series 2007 A,
0.20%, 6/1/39	2,035	2,035
JEA, FL, Electric System, Series Three 2008 B-1,
0.17%, 10/1/40	12,000	12,000
Series Three 2008 B-4,
0.17%, 10/1/36	3,900	3,900
JPMorgan Chase & Co, IL, Illinois Finance Authority Advocate Health Care, Series 2010 A, B, C PUTTERs Series 3628,
0.20%, 4/1/17(a)	12,950	12,950
JPMorgan Chase & Co., NY, New York City Municipal Water Finance Authority, Series 2009 EE PUTTERs, Series 3587,
0.20%, 6/15/17(a)	3,830	3,830
JPMorgan Chase & Co., VA, Fairfax County Industrial Development Authority, Inova Health System Foundation, Series 2009 A PUTTERs, Series 3590,
0.20%, 5/15/17(a)	2,500	2,500
Kansas City Industrial Development Authority, MO, Ethans Apartments (The), Series 2004,
0.25%, 2/1/39	29,560	29,560
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District, Series 2006 B,
0.25%, 12/1/32	10,000	10,000
Kansas Department of Transportation, Highway, Series 2008 A-4,
0.17%, 9/1/14	4,525	4,525
King County, WA, Limited Tax Sewer, Series 2010 A,
0.17%, 1/1/40	8,165	8,165
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
0.25%, 11/1/36	6,685	6,685
Maryland Economic Development Corp., Howard Hughes Medical Institute, Series 2008 A,
0.16%, 2/15/43	17,500	17,500
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Series 1997B,
0.20%, 12/1/15	1,200	1,200

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2008 C,
0.16%, 7/1/41	$5,000	$5,000
Massachusetts Bay Transportation Authority, Senior Sales Tax, Series 2005 B Eagle #720050087, Class A (AGM),
0.19%, 7/1/29	9,900	9,900
Series 2008 A-1,
0.22%, 7/1/21	25,640	25,640
Massachusetts Development Finance Agency, MA, Cushing Academy, Series 2004,
0.20%, 3/1/34	2,000	2,000
Massachusetts Development Finance Agency, Phillips Academy, Series 2003,
0.17%, 9/1/33	19,900	19,900
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2003, Series D-2,
0.20%, 7/1/35	15,000	15,000
Massachusetts Health & Educational Facility Authority, Harvard University, Series 2005 C ROCs II-R, Series 10390,
0.19%, 1/15/14(a)	6,090	6,090
Massachusetts Water Resources Authority, General, Series 2008 F,
0.17%, 8/1/29	27,715	27,715
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University, Series 2005 A-2,
0.17%, 10/1/44	15,000	15,000
Miami-Dade County School Board, FL, Series 2007 B COPs Eagle #20070068, Class A (BHAC) ,
0.19%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities Authority, Calvin College, Series 2007 B,
0.18%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, Ascension Health, Series 2008 B-2,
0.17%, 11/15/26	5,125	5,125
Series 2008 B-4,
0.17%, 11/15/26	6,300	6,300
Michigan Hospital Finance Authority, Trinity Health Credit Group, Series 2005 F,
0.14%, 11/1/18	8,400	8,400
Michigan State University, Series 2003 A,
0.20%, 2/15/33	10,850	10,850
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth, Series 2005,
0.27%, 9/1/40	2,000	2,000
Missouri Health & Educational Facilities Authority, BJC Health System, Series 2008 B,
0.20%, 5/15/38	17,100	17,100
Series 2008 E,
0.17%, 5/15/38	7,300	7,300
Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System, Series 2008 D,
0.18%, 6/1/39	20,000	20,000
Series 2008 E,
0.18%, 6/1/39	11,200	11,200
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 C-3,
0.17%, 6/1/33	22,200	22,200
Murray City, UT, IHC Health Services, Inc., Series 2003 B,
0.20%, 5/15/36	3,950	3,950
New Castle County, DE, University Courtyard Apartments, Series 2005,
0.18%, 8/1/31	9,100	9,100
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter, Series 1997 B,
0.20%, 3/1/23	8,385	8,385
New Mexico Finance Authority, Sub Lien, Series 2008, Sub Series A-2,
0.15%, 6/15/24	13,750	13,750
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series 2008,
0.20%, 8/1/34	4,935	4,935
New Mexico Municipal Energy Aquisition Authority, Gas Supply, Series 2009,
0.19%, 11/1/39	25,000	25,000
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 A,
0.19%, 11/1/39	75,060	75,060
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010, Series CC,
0.18%, 6/15/41	36,200	36,200
New York City Municipal Water Finance Authority, NY, Water & Sewer System PUTTERs, Series 3092,
0.20%, 6/15/10	3,420	3,420
North Carolina, Series 2002 D,
0.13%, 6/1/19	23,225	23,225
Series 2002 E,
0.17%, 6/1/19	5,880	5,880
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
0.20%, 7/1/19	4,000	4,000
North Carolina Capital Facilities Finance Agency, High Point University, Series 2007,
0.20%, 12/1/29	3,000	3,000

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
North Carolina Medical Care Commission, Duke University Health System, Series 2005 A,
0.17%, 6/1/28	$30,000	$30,000
North Carolina Medical Care Commission, FirstHealth of the Carolinas, Series 2008 A,
0.17%, 10/1/28	8,600	8,600
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Series 2003,
0.21%, 10/1/18	11,345	11,345
North Carolina Medical Care Commission, Novant Health, Series 2008 B,
0.20%, 11/1/28	19,200	19,200
Ohio State University General Receipts, Series 2001,
0.16%, 12/1/31	7,700	7,700
Ohio, Common Schools, Series 2006 B,
0.20%, 6/15/26	18,430	18,430
Oklahoma Turnpike Authority, Second Senior, Series 2006 C,
0.18%, 1/1/28	35,900	35,900
Onondaga County Cultural Resources Trust, NY, Syracuse University, Series 2010 A,
0.18%, 12/1/29	4,000	4,000
Orange County Health Facilities Authority, FL, Orlando Regional Healthcare System, Series 2008 E,
0.20%, 10/1/26	1,500	1,500
Oregon Facilities Authority, Lewis & Clark College, Series 2008 A,
0.25%, 10/1/32	15,180	15,180
Oregon Facilities Authority, PeaceHealth, Series 2008 B,
0.16%, 8/1/34	9,620	9,620
Oregon, Veterans’, Series 73 G,
0.22%, 12/1/18	20,000	20,000
Orlando-Orange County Expressway Authority, FL, Series 2007 A, Eagle #20070107, Class A (BHAC),
0.19%, 7/1/42	15,000	15,000
Series 2008 B-3,
0.14%, 7/1/40	25,000	25,000
Series 2008 B-4,
0.14%, 7/1/40	44,820	44,820
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997,
0.19%, 5/1/17	21,000	21,000
Pinellas County Health Facilities Authority, FL, Baycare Health System, Series 2009 A-2,
0.18%, 11/1/38	3,750	3,750
Purdue University, IN, Student Facilities System, Series 2007 C,
0.18%, 7/1/32	20,000	20,000
Purdue University, IN, Student Fee, Series 2005 V,
0.17%, 7/1/27	25,700	25,700
Puttable Floating Option Tax-Exempt Receipts, WA, Washington Series 2010 B, P-FLOATs PT-4658,
0.20%, 1/1/24(a)	6,065	6,065
RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series 2008 Floater Certificates, Series E-11,
0.23%, 12/1/11(a)	2,000	2,000
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority, Reading Hospital & Medical Center, Series 2008 Floater Certificates, Series C -13,
0.23%, 11/1/11(a)	2,000	2,000
Reno, NV, Renown Regional Medical Center, Series 2009 B,
0.19%, 6/1/39	3,185	3,185
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
0.18%, 3/1/36	9,300	9,300
Sevier County Public Building Authority, TN, Local Government Public Improvement, Series 6 A-1,
0.20%, 6/1/29	20,000	20,000
Shelby County Health Educational & Housing Facilities Board, TN, Methodist Le Bonheur Healthcare, Series 2008 A,
0.18%, 6/1/42	20,000	20,000
Shelby County Health Educational & Housing Facilities Board, TN, Trezevant Manor, Series 2007 A,
0.20%, 9/1/39	2,000	2,000
South Carolina Jobs - Economic Development Authority, AnMed Health, Series 2009 A,
0.16%, 2/1/35	1,000	1,000
Series 2009 C,
0.16%, 2/1/33	2,000	2,000
South Carolina Jobs Economic Development Authority, Goodwill Industries, Series 2006,
0.20%, 9/1/28	2,200	2,200
South Carolina Transportation Infrastructure Bank, Series 2003 B-2,
0.18%, 10/1/31	26,790	26,790
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R, Series 11686,
0.19%, 12/1/24(a)	1,000	1,000
Tarrant County Cultural Education Facilities Finance Corp., TX, Texas Health Resources System, Series 2008 B,
0.20%, 11/15/33	23,735	23,735
Triborough Bridge & Tunnel Authority, NY, Series 2005 B-4,
0.18%, 1/1/32	9,215	9,215

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

	Face Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
University of Michigan Regents, Hospital, Series 2007 B,
0.20%, 12/1/37	$26,150	$26,150
University of Texas Regents, Financing System, Series 2007 B,
0.15%, 8/1/34	20,000	20,000
Series 2008 B,
0.13%, 8/1/39	1,500	1,500
0.20%, 8/1/32	9,800	9,800
University of Texas Regents, Permanent University Fund, Series 2008 A,
0.16%, 7/1/38	30,000	30,000
Utah Water Finance Agency, Series 2008 B,
0.22%, 10/1/37	15,000	15,000
Series 2008 B-2,
0.22%, 10/1/35	14,900	14,900
Series 2008 B-4,
0.22%, 10/1/36	25,330	25,330
Series 2009 B,
0.22%, 7/1/32	27,500	27,500
Washington County Authority, PA, Girard Estate, Series 1999,
0.20%, 6/1/27	14,550	14,550
Washington Health Care Facilities Authority, WA, Swedish Health Services, Series 2006,
0.24%, 11/15/26	4,500	4,500
Washington Higher Education Facilities Authority, University of Puget Sound, Series 2006 A,
0.23%, 10/1/30	7,455	7,455
Washington Higher Education Facilities Authority, Whitman College, Series 2008,
0.20%, 1/1/38	30,255	30,255
Washington State, Series VR-96 B,
0.15%, 6/1/20	11,300	11,300
Williamstown, KY, Kentucky League of Cities Funding Trust 2008, Series A,
0.18%, 7/1/38	7,900	7,900
Wisconsin, Clean Water Series 2001 PUTTERs, Series 2774 (Prerefunded) (AGM),
0.20%, 3/23/10	2,175	2,175
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Series 2004,
0.21%, 3/1/34	3,000	3,000
		1,978,305
Total Tax-Exempt Instruments		2,590,804
Total Investments (100.2%) (Cost $2,590,804)		2,590,804
Liabilities in Excess of Other Assets (-0.2%)		(4,024)
Net Assets (100%)		$2,586,780

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2010.
(e)	The rates shown are the effective yields at the date of purchase.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
GANs	Grant Anticipation Notes
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes
TRs	Trust Receipts

Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of Net
State/Territory	(000)	Assets
New York	$316,728	12.2%
Florida	267,520	10.3
Texas	216,621	8.4
Massachusetts	156,870	6.1
Illinois	149,325	5.8
North Carolina	140,888	5.4
Utah	128,410	5.0
Indiana	124,930	4.8
Missouri	123,560	4.8
Washington	89,135	3.4
Kentucky	86,085	3.3
Pennsylvania	85,657	3.3
Michigan	83,010	3.2
Ohio	75,764	2.9
Tennessee	58,430	2.3
Nevada	56,955	2.2
Colorado	48,295	1.9
Oregon	44,800	1.7
New Mexico	43,685	1.7
Nebraska	39,542	1.5
Maryland	38,700	1.5
California	37,750	1.5
Oklahoma	35,900	1.4
South Carolina	35,642	1.4
Virginia	30,400	1.2
Georgia	20,303	0.8
Arizona	14,985	0.6
Wisconsin	10,210	0.4
Delaware	9,100	0.4
New Hampshire	8,385	0.3
Kansas	4,525	0.2
Alaska	3,500	0.1
Connecticut	3,159	0.1
Iowa	2,035	0.1
	$2,590,804	100.2%

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2010. (See Notes to Portfolios of Investments for further information regarding fair value measurement.)

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other significant	unobservable
Investment	prices	observable inputs	inputs	Total
Type	(000)	(000)	(000)	(000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$253,750	$—	$253,750
Daily Variable Rate Bonds	—	105,400	—	105,400
Municipal Bonds & Notes	—	235,349	—	235,349
Put Option Bonds	—	18,000	—	18,000
Weekly Variable Rate Bonds	—	1,978,305	—	1,978,305
Total Tax- Exempt Instruments	—	2,590,804	—	2,590,804
Total Assets	—	2,590,804	—	2,590,804
Total	$—	$2,590,804	$—	$2,590,804

Notes to Portfolio of Investments

In accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as FAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instructions]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	March 23, 2010